Loans and Allowance for Credit Losses, Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance	$ 971,900	$ 885,049
Current Period gross charge-offs	1,692	2,188
Commercial [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		439,987
Commercial [Member] | Pass [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		426,485
Commercial [Member] | Criticized [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		10,776
Commercial [Member] | Classified [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		2,726
Commercial Real Estate [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		288,755
Current Period gross charge-offs	132	36
Commercial Real Estate [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	18,120
2022	7,911
2021	24,613
2020	5,973
2019	6,623
Prior	18,357
Revolving loans amortized cost basis	759
Total ending loans balance	82,356	72,719
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Current Period gross charge-offs	0
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	12,688
2022	29,344
2021	33,073
2020	23,710
2019	15,415
Prior	62,843
Revolving loans amortized cost basis	1,128
Total ending loans balance	178,201	182,831
2023	0
2022	0
2021	132
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Current Period gross charge-offs	132
Commercial Real Estate [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	28,055
2022	29,174
2021	1,231
2020	302
2019	392
Prior	3,183
Revolving loans amortized cost basis	0
Total ending loans balance	62,337	33,205
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Current Period gross charge-offs	0
Commercial Real Estate [Member] | Pass [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	18,120
2022	7,911
2021	10,679
2020	5,973
2019	6,125
Prior	15,925
Revolving loans amortized cost basis	459
Total ending loans balance	65,192	68,236
Commercial Real Estate [Member] | Pass [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	12,688
2022	29,344
2021	32,235
2020	20,484
2019	15,415
Prior	61,809
Revolving loans amortized cost basis	1,128
Total ending loans balance	173,103	177,479
Commercial Real Estate [Member] | Pass [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	28,055
2022	29,174
2021	1,231
2020	302
2019	392
Prior	2,937
Revolving loans amortized cost basis	0
Total ending loans balance	62,091	33,143
Commercial Real Estate [Member] | Special Mention [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	427
Revolving loans amortized cost basis	0
Total ending loans balance	427
Commercial Real Estate [Member] | Special Mention [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	768
2020	3,226
2019	0
Prior	1,034
Revolving loans amortized cost basis	0
Total ending loans balance	5,028
Commercial Real Estate [Member] | Special Mention [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Total ending loans balance	0
Commercial Real Estate [Member] | Substandard [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	13,934
2020	0
2019	498
Prior	2,005
Revolving loans amortized cost basis	300
Total ending loans balance	16,737
Commercial Real Estate [Member] | Substandard [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	70
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Total ending loans balance	70
Commercial Real Estate [Member] | Substandard [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	246
Revolving loans amortized cost basis	0
Total ending loans balance	246
Commercial Real Estate [Member] | Doubtful [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Total ending loans balance	0
Commercial Real Estate [Member] | Doubtful [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Total ending loans balance	0
Commercial Real Estate [Member] | Doubtful [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Total ending loans balance	0
Commercial Real Estate [Member] | Criticized [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		3,545
Commercial Real Estate [Member] | Criticized [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		5,352
Commercial Real Estate [Member] | Criticized [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		0
Commercial Real Estate [Member] | Classified [Member] | Owner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		938
Commercial Real Estate [Member] | Classified [Member] | Nonowner-occupied [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		0
Commercial Real Estate [Member] | Classified [Member] | Construction [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		62
Commercial and Industrial [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	8,910
2022	30,885
2021	26,864
2020	32,610
2019	348
Prior	27,822
Revolving loans amortized cost basis	29,859
Total ending loans balance	157,298	151,232
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	29
Current Period gross charge-offs	29	618
Commercial and Industrial [Member] | Pass [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	8,770
2022	30,885
2021	26,806
2020	31,247
2019	344
Prior	27,632
Revolving loans amortized cost basis	27,510
Total ending loans balance	153,194	147,627
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	140
2022	0
2021	0
2020	0
2019	0
Prior	8
Revolving loans amortized cost basis	66
Total ending loans balance	214
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	58
2020	1,363
2019	4
Prior	182
Revolving loans amortized cost basis	2,283
Total ending loans balance	3,890
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2023	0
2022	0
2021	0
2020	0
2019	0
Prior	0
Revolving loans amortized cost basis	0
Total ending loans balance	$ 0
Commercial and Industrial [Member] | Criticized [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		1,879
Commercial and Industrial [Member] | Classified [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance		$ 1,726